Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Financial Information Relating to Operations

Segment financial information relating to the Company’s operations was as follows (in thousands):

	Successor				Predecessor
	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2013	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012
Operating revenue:
Southern California	$49,681	$36,097	$105,231	$68,187	$7,759
Northern California	27,790	26,181	56,115	131,747	11,014
Arizona	31,253	17,157	86,431	38,634	4,316
Nevada	23,920	13,552	56,421	24,007	2,481
Colorado	18,186	—	58,923	—	—

Total operating revenue	$150,830	$92,987	$363,121	$262,575	$25,570

	Successor				Predecessor
	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2013	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012
Net income (loss):
Southern California	$10,027	$889	$15,453	$(1,840)	$(19,131)
Northern California	4,706	4,577	8,740	12,169	6,195
Arizona	4,224	353	9,032	64	9,928
Nevada	3,355	1	5,881	(1,637)	(1,738)
Colorado	209	—	1,654	—	—
Corporate (1)	(11,841)	(5,354)	(23,473)	(14,329)	233,243

Net income (loss)	$10,680	$466	$17,287	$(5,573)	$228,497

Segment financial information relating to the Company’s operations was as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Operating revenue:
Southern California	$116,619	$7,759	$130,737	$206,241
Northern California	154,684	11,014	54,141	56,095
Arizona	58,714	4,316	20,074	16,595
Nevada	37,307	2,481	21,871	15,767
Colorado	5,436	—	—	—

Total operating revenue	$372,760	$25,570	$226,823	$294,698

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
(Loss) income before (provision) benefit from income taxes:
Southern California	$3,345	$(19,131)	$(26,406)	$(83,176)
Northern California	16,179	6,195	(6,307)	(41)
Arizona	2,073	9,928	(95,184)	(26,887)
Nevada	(1,146)	(1,738)	(30,500)	(21,449)
Colorado	130	—	—	—
Corporate	(27,431)	233,243	(34,491)	(4,314)

(Loss) income before (provision) benefit from income taxes	$(6,850)	$228,497	$(192,888)	$(135,867)

Pretax Inventory Impairment Charges Included In (Loss) Income Before (Provision) Benefit From Income Taxes

(Loss) income before (provision) benefit from income taxes includes the following pretax inventory impairment charges recorded in the following segments (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Southern California	$—	$—	$17,962	$70,801
Northern California	—	—	2,074	3,103
Arizona	—	—	87,607	22,409
Nevada	—	—	20,671	15,547
Colorado	—	—	—	—

Total impairment loss on real estate assets	$—	$—	$128,314	$111,860

Consists Of Write-Off Of Land Option Deposits And Pre-Acquisition Costs

	Successor	Predecessor
	December 31,
	2012	2011
Homebuilding assets:
Southern California	$195,688	$182,781
Northern California	31,293	105,298
Arizona	173,847	129,920
Nevada	51,141	42,183
Colorado	37,668	—
Corporate (1)	91,510	36,769

Total homebuilding assets	$581,147	$496,951

(1)	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.

Segment Schedule of Homebuilding Assets

	Successor
	September 30, 2013	December 31, 2012
Homebuilding assets:
Southern California	$281,967	$195,688
Northern California	130,616	31,293
Arizona	169,581	173,847
Nevada	76,353	51,141
Colorado	36,769	37,668
Corporate (2)	103,667	91,510

Total homebuilding assets	$798,953	$581,147

(1)	Includes the Company’s consolidated Provision for income taxes of approximately $6.4 million and $6.4 million for the three and nine months ended September 30, 2013.
(2)	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.